Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (6.8)
Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.00%
Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	113.26%
Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (1.1)
Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(5.7)
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 98.3
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.00%
-50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	56.00%
-50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 50.2
-50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	48.1
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 38.5
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.00%
-25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	84.00%
-25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 18.9
-25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	19.6
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 3.2
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.00%
Probable scenario [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	112.00%
Probable scenario [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
Probable scenario [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	3.3
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (30.8)
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.00%
+25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	140.00%
+25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (18.5)
+25% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(12.3)
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (89.7)
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.00%
+50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	168.00%
+50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (49.3)
+50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (40.4)